Earnings Per Share (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Earnings Per Share
Summary of calculation of EPS

The following is a calculation of EPS:

	Nine Months Ended
	September 30,
Dollars in thousands, except per share amounts	2021	2020
Basic and Diluted EPS
Net loss attributable to shareholders	$(92,938)	$(39,135)
Weighted average shares outstanding for basic and diluted loss per share	30,839,870	27,870,539
Basic and diluted loss per common share attributable to shareholders	$(3.01)	$(1.40)

The following is a calculation of EPS (in thousands, except share and per share amounts):

	Year ended December 31,
	2020	2019	2018
Basic EPS
Net (loss) income attributable to shareholders	$(69,503)	$(7,567)	$61,453
Weighted average shares outstanding for basic earnings (loss) per share	27,906,742	27,779,339	27,623,415
Basic earnings (loss) per common shares attributable to shareholders	$(2.49)	$(0.27)	$2.22
Diluted EPS
Net (loss) income attributable to shareholders	$(69,503)	$(7,567)	$61,453
Weighted average shares outstanding for basic earnings (loss) per share:	27,906,742	27,779,339	27,623,415
Dilutive effect of restricted stock units	—	—	573,993
Weighted average shares outstanding for diluted earnings (loss) per share	27,906,742	27,779,339	28,197,409
Diluted earnings (loss) per common share attributable to shareholders	$(2.49)	$(0.27)	$2.18